As filed with the Securities and Exchange Commission on December 4, 2025

 1933 Act File No. 2-54607

 1940 Act File No. 811-2594

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

_______________

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐PRE-EFFECTIVE AMENDMENT NO.

☒POST-EFFECTIVE AMENDMENT NO. 85

AND

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 81

MFS® SERIES TRUST IV

(Exact Name of Registrant as Specified in Charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: 617-954-5000

Christopher R. Bohane, Massachusetts Financial Services Company,

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after the effective date of the registration statement.

The sole purpose of this Post-Effective Amendment No. 85, filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, is to delay the effectiveness of the Registration Statement No. 84 on Form N-1A (File No. 2-54607) (the “Registration Statement”) until December 29, 2025.

Parts A, B, and C are incorporated by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on October 8, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on December 4, 2025.

MFS® SERIES TRUST IV

By: /s/DAVID L. DILORENZO*

Name: David L. DiLorenzo

Title: President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on December 4, 2025.

 SIGNATURE    TITLE

/s/DAVID L. DILORENZO*   President (Principal Executive Officer)

David L. DiLorenzo

/s/KASEY L. PHILLIPS*   Principal Financial and Accounting Officer

Kasey L. Phillips

/s/STEVEN E. BULLER*   Trustee

Steven E. Buller

/s/JOHN A. CAROSELLI*   Trustee

John A. Caroselli

/s/MAUREEN R. GOLDFARB*  Trustee

Maureen R. Goldfarb

/s/PETER D. JONES*   Trustee

Peter D. Jones

/s/JOHN P. KAVANAUGH*   Trustee

John P. Kavanaugh

/s/JAMES W. KILMAN, JR.*   Trustee

James W. Kilman, Jr.

/s/CLARENCE OTIS, JR.*   Trustee

Clarence Otis, Jr.

/s/MICHAEL W. ROBERGE*   Trustee

Michael W. Roberge

/s/MARYANNE L. ROEPKE*   Trustee

Maryanne L. Roepke

/s/PAULA E. SMITH*   Trustee

Paula E. Smith

/s/LAURIE J. THOMSEN*   Trustee

Laurie J. Thomsen

/s/DARRELL A. WILLIAMS*   Trustee

Darrell A. Williams

*By: /s/CHRISTOPHER R. BOHANE

Name: Christopher R. Bohane

as Attorney-in-fact

Executed by Christopher R. Bohane on behalf of those indicated pursuant to a Power of Attorney, dated January 1, 2025 (Trustees) and a Power of Attorney, dated January 1, 2025 (DiLorenzo) (Phillips); filed herewith.